                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
   (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2004

Total Return for the Six- Month Period Ended June 30, 2004

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
–0.97%	–1.24%	–1.30%	–0.88%	–0.68%	–0.93%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

During the first six months of 2004, an array of positive indicators confirmed the strength of the U.S. economic recovery. Not only was solid growth recorded but the long-awaited improvement in employment became apparent. Unfortunately, the strengthening economy also brought the specter of higher inflation. While a year ago the Federal Reserve was actively prepared to fight price deflation, by early spring 2004 it had begun to signal a change in policy. The fixed-income markets reacted to these events by sending interest rates higher. Finally, on June 30, 2004, the Federal Reserve Board ended the easiest monetary policy in four decades by raising its short-term borrowing rate for the first time in four years.

The changing outlook also affected the municipal market. By the end of June, yields on intermediate and long-term tax-exempt bonds had increased to their highest levels in nearly a year. Bond prices, which move in the opposite direction of interest rates, fell accordingly. Rising interest rates have historically resulted in reduced issuing of municipals. In keeping with this pattern, the year-to-date volume of $188 billion was 9 percent below last year's record level at this same time. Much of the decline came in June, when issuance fell by 29 percent. Of the major states, only California had an increase in volume, thanks to its issuance of $11 billion in economic recovery bonds to fund the state's budget shortfalls. New York, a perennial leader in bond sales, saw volume drop by nearly 25 percent.

On the demand side, higher yields attracted retail investors who began to reinvest upcoming coupon payments and maturities. The ratio of municipal yields to Treasury yields — an important gauge of the relative performance of the two markets — also remained stable. The ratio of 30-year insured municipals to Treasuries averaged 96 percent for the quarter, and the 10-year ratio averaged 89 percent of Treasuries. This relationship continued to attract buying activity from nontraditional investors, including hedge funds and arbitrage accounts.

Performance Analysis

Morgan Stanley Tax-Exempt Securities Trust underperformed the Lehman Brothers Municipal Bond Index and its share Classes A, B and C underperformed the Lipper General Municipal Debt Funds Index for the six-month period ending June 30, 2004. However, share Class D outperformed the Lipper General Municipal Debt Funds Index during that same period. In the rising interest-rate environment the Fund benefited by maintaining a shorter than benchmark portfolio duration* to reduce volatility. In part, the lower duration reflected a mix of holdings that included higher coupon bonds priced to various call dates. These bonds are generally considered to be defensive in nature. New purchases have been focused in the 15- to 20-year range. In keeping with our long-term strategy, we managed the Fund with a bias toward high-quality investments. As indicated, nearly 85 percent of the bonds in the portfolio at the close of the review period were rated either AA or AAA. The Fund was well diversified, with 154 individual credits in 17 municipal sectors located in 34 different states, District of Columbia and Puerto Rico.

*	A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Transportation	19.1%
Electric	14.5
Water & Sewer	12.1
General Obligation	11.9
Refunded	9.2

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	69.7%
Aa/AA	14.2
A/A	5.1
Baa/BBB	5.8
Ba/BB	0.7
NR	4.5

Data as of June 30, 2004. Subject to change daily. All percentages for Top Five Sectors are as a percentage of net assets and all percentages for Long-Term Credit Analysis are as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies.

Distribution by Maturity

(% of Long-Term Portfolio) As of June 30, 2004

Weighted Average Maturity: 15 Years

Portfolio structure is subject to change.

Georgraphic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.2%
Alaska	4.7
Arizona	3.0
California	6.6
Colorado	3.1
Connecticut	4.2
District of Columbia	0.8
Florida	2.1
Georgia	2.8
Hawaii	1.8
Idaho	0.6%
Illinois	4.3
Indiana	2.4
Kansas	0.2
Kentucky	4.1
Maryland	1.0
Massachusetts	3.8
Michigan	1.6
Minnesota	0.4
Missouri	1.6
Nevada	1.5%
New Hampshire	0.1
New Jersey	7.2
New Mexico	0.6
New York	9.7
North Carolina	2.6
Ohio	3.8
Pennsylvania	1.8
Puerto Rico	1.4
South Carolina	4.7
Tennessee	2.1%
Texas	8.3
Utah	1.6
Virginia	1.5
Washington	2.9
Wisconsin	0.8
Joint exemptions*	(2.3)

Total	97.6%

*	Joint exemptions have been included in each geographic location.

Call and Cost (Book) Yield Structure

(Based on Long-Term Portfolio) As of June 30, 2004

Years Bonds Callable — Weighted Average Call Protection: 6 Years

Cost (Book) Yield(b) — Weighted Average Book Yield: 5.6%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.2% on 8% of the long-term portfolio that is callable in 2004.
Portfolio structure is subject to change.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2004

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	0.71%	[3]	0.25%	[3]	0.14%	[3]	0.93%	[3]
	(3.57)	[4]	(4.55)	[4]	(0.82)	[4]	—
5 Years	5.34	[3]	4.87	[3]	4.77	[3]	5.52	[3]
	4.42	[4]	4.54	[4]	4.77	[4]	—
10 Years	5.85	[3]	—		—		6.07	[3]
	5.40	[4]	—		—		—
Since Inception	8.11	[3]	4.61	[3]	4.47	[3]	8.36	[3]
	7.92	[4]	4.61	[4]	4.47	[4]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.
Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (93.7%)
	General Obligation (11.9%)
	North Slope Borough, Alaska,
$15,000	Ser 1995 A (MBIA)	0.00%		06/30/06	$14,307,000
4,000	Ser 2000 B (MBIA)	0.00		06/30/09	3,338,240
9,500	Ser 1999 A (MBIA)	0.00		06/30/10	7,530,460
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	18,816,000
5,000	California, Various Purpose dtd 04/01/02	6.00		04/01/19	5,536,300
2,000	Los Angeles Unified School District, California, 1997 Ser B (FGIC)	5.00		07/01/23	2,017,020
	Connecticut,
4,000	College Savings 1989 Ser A	0.00		07/01/08	3,532,400
5,000	Refg 2002 Ser E Ser PA 1056 B RITES (FSA)	9.692	‡	11/15/11	6,233,050
15,000	Refg 2002 Ser E Ser PA 1056 A RITES (FSA)	9.692	‡	11/15/13	18,420,600
5,000	Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/20	5,146,650
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	5,836,900
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,531,160
10,300	Neighborhoods Alive 21 (FGIC)	5.375		01/01/26	10,526,497
	Chicago Board of Education, Illinois,
1,000	Ser 2001 C (FSA)	5.50		12/01/18	1,080,050
3,000	Ser 2001 C (FSA)	5.00		12/01/26	2,965,980
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,594,300
5,000	New York State, Refg Ser 1995 B	5.70		08/15/10	5,254,000
10,000	North Carolina, Public School Building Ser 1999	4.60		04/01/17	10,247,000
10,000	South - Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/19	10,121,100
	Pennsylvania,
5,000	RITES Ser PA – 1112 A (MBIA)	8.672	‡	01/01/18	5,418,200
5,000	RITES Ser PA – 1112 B (MBIA)	8.672	‡	01/01/19	5,360,750
	Shelby County, Tennessee,
5,000	Refg 1995 Ser A	5.625		04/01/11	5,193,250
1,000	Refg 1995 Ser A	5.625		04/01/12	1,038,650
4,000	Refg 1995 Ser A	5.625		04/01/14	4,154,600
158,800					157,200,157

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Educational Facilities Revenue (3.3%)
$4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50%		06/01/21	$4,048,200
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,014,380
7,000	Indiana University, Student Fee Ser K (MBIA)	5.875		08/01/20	7,384,790
1,000	Purdue University, Indiana, Student Fee Ser Q	5.75		07/01/15	1,098,440
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,071,920
400	Massachusetts Industrial Finance Agency, College of the Holy Cross 1996 Issue (MBIA)	5.50		03/01/16	426,132
500	Oakland University, Michigan, Ser 1995 (MBIA)	5.75		05/15/26	522,010
7,000	New Jersey Educational Facilities Authority, Princeton University Ser 1999 A	4.75		07/01/25	6,840,750
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,711,250
2,000	State University 1990 Ser	7.50		05/15/13	2,510,840
5,000	State University 1993 Ser	5.25		05/15/15	5,370,650
2,500	Ohio State University, General Receipts Ser 1999 A	5.80		12/01/29	2,653,375
4,000	Delaware County Authority, Pennsylvania, Villanova University Ser 1995 (Ambac)	5.70		08/01/15	4,213,960
41,400					43,866,697
	Electric Revenue (14.5%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50		01/01/10	27,673,999
1,500	Refg 2002 Ser A	5.25		01/01/19	1,586,895
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 A (Ambac)	8.88	‡	07/01/15	10,321,920
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375		11/15/20	15,922,800
9,550	Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)	6.50		01/01/17	11,269,669
5,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	5.25		01/01/16	5,458,350
7,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00		06/01/17	3,843,350
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50		01/01/15	5,527,300
4,000	Catawba Ser 2003 A (MBIA)	5.25		01/01/19	4,211,440
15,000	Puerto Rico Electric Power Authority, Power Ser O	0.00		07/01/17	8,146,950
	South Carolina Public Service Authority,
10,000	1996 Refg Ser A (MBIA)	5.75		01/01/13	10,694,600
5,000	2002 Refg Ser D (FSA)	5.00		01/01/21	5,102,400
15,000	1995 Refg Ser A (Ambac)	6.25		01/01/22	16,115,850
10,000	2003 Refg Ser A (Ambac)	5.00		01/01/27	9,953,200

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10,000	Memphis, Tennessee, Ser 2003 A (MBIA)	5.00%		12/01/17	$10,415,200
10,500	San Antonio, Texas, Electric & Gas Refg Ser 1994 C	8.113	‡	02/01/06	11,337,270
15,000	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75		07/01/19	16,318,800
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60		07/01/32	3,058,350
5,000	Grant County Public Utility District #2, Washington, Refg Ser 2001 H (FSA)	5.375		01/01/18	5,290,650
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50		03/01/18	7,848,451
3,000	Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)	0.00		07/01/09	2,496,060
189,880					192,593,504
	Hospital Revenue (6.2%)
2,220	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)	5.875		08/15/15	2,335,107
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00		07/01/21	5,105,850
6,000	Maryland State Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33	5,703,480
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25		05/15/14	10,662,800
3,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50		11/01/16	3,172,470
	Henderson, Nevada,
10,065	Catholic Health West 1998 Ser A	5.375		07/01/26	9,319,385
2,000	Catholic Health West 1998 Ser A	5.125		07/01/28	1,787,060
	New Jersey Health Care Facilities Financing Authority,
2,000	St Barnabas Health Refg Ser 1998 B (MBIA)	5.25		07/01/18	2,105,620
6,500	Robert Wood Johnson University Hospital Ser 2000	5.75		07/01/25	6,789,510
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	9,758,600
3,000	Erie County Hospital Facility, Ohio, Firelands Regional Medical Center Ser 2002	5.625		08/15/32	2,978,820
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25		10/01/33	4,850,600
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke's of Bethlehem Hospital Ser A 2003	5.375		08/15/33	4,699,200
2,350	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Ser A 1996	5.75		01/01/22	2,395,496

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$4,500	South Carolina Jobs – Economic Development Authority, Palmetto Health Alliance Refg Ser 2003 C	6.875%	08/01/27	$4,834,350
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,203,000
81,635				81,701,348
	Industrial Development/Pollution Control Revenue (4.5%)
1,500	Hawaii Department of Budget & Finance, Hawaii Electric Co Ser 1995 A (AMT) (MBIA)	6.60	01/01/25	1,547,235
8,500	Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993	5.875	08/01/08	8,697,880
	Michigan Strategic Fund,
10,000	Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,030,100
1,000	Ford Motor Co Refg Ser 1991 A	7.10	02/01/06	1,062,400
300	Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992	6.00	07/01/22	306,720
	New Jersey Economic Development Authority,
6,000	Continental Airlines Inc Ser 1999 (AMT)	6.625	09/15/12	5,337,300
4,000	Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,147,480
2,500	Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg 1992 Ser A	6.40	08/15/27	2,556,375
5,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32	5,733,950
10,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	10,638,100
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,339,800
58,800				59,397,340
	Mortgage Revenue – Multi-Family (1.1%)
7,000	New Jersey Housing Agency, 1995 Ser A (Ambac)	6.00	11/01/14	7,218,400
	New York City Housing Development Corporation, New York,
3,744	Ruppert Project – FHA Ins Sec 223F	6.50	11/15/18	3,935,505
3,589	Stevenson Commons Project – FHA Ins Sec 223F	6.50	05/15/18	3,772,334
14,333				14,926,239
	Mortgage Revenue – Single Family (2.7%)
	Alaska Housing Finance Corporation,
2,000	Governmental 1995 Ser A (MBIA)	5.875	12/01/24	2,041,060
15,000	1997 Ser A (MBIA)	6.00	06/01/27	15,507,750
2,440	California Housing Finance Agency, Home 1983 Ser B	0.00	08/01/15	955,797

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Colorado Housing & Finance Authority,
$300	1997 Ser B-2 (AMT)	7.00%		05/01/26	$304,722
630	1998 Ser A-2 (AMT)	6.60		05/01/28	639,015
425	1997 Ser C-2 (AMT)	6.875		11/01/28	428,540
4,300	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30	4,393,138
30	Idaho Housing Agency, Ser 1988 D-2 (AMT)	8.25		01/01/20	30,206
	Chicago, Illinois,
150	GNMA-Backed Ser 1997 A (AMT)	7.25		09/01/28	150,776
250	GNMA-Backed Ser 1997 B (AMT)	6.95		09/01/28	252,040
75	Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)	7.125		06/01/25	75,051
155	Minnesota Housing Finance Agency, Ser 1992 H (AMT)	6.50		01/01/26	155,891
	Missouri Housing Development Commission,
640	Homeownership 1996 Ser C (AMT)	7.45		09/01/27	645,581
290	Homeownership 1997 Ser A-2 ( AMT)	7.30		03/01/28	291,728
970	Homeownership 1997 Ser C-1	6.55		09/01/28	997,529
155	Homeownership 1998 Ser B-2 (AMT)	6.40		03/01/29	156,150
575	Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31	586,167
1,360	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70		07/01/29	1,408,348
6,155	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10		09/01/28	6,364,270
160	Oregon Housing & Community Service Department, Ser 2000 F (AMT)	6.25		07/01/28	160,198
36,060					35,543,957
	Nursing & Health Related Facilities Revenue (0.3%)
470	Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003	6.50	##	01/01/29	448,986
940	Kentucky Economic Development Financing Authority, AHF/Kentucky-Iowa Inc Ser 2003	6.50	##	01/01/29	897,973
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50		05/01/32	1,677,698
3,556	Kirbyville Health Facilities Development Authority, Texas, Heartway III Corp Ser 1998 A (a)	10.00		03/20/18	890,678
6,676					3,915,335
	Public Facilities Revenue (2.4%)
9,000	Arizona School Facilities Board, School Improvement Ser 2001	5.50		07/01/18	9,792,270
2,000	North City West School Facilities Authority, California, Community Dist #1 Special Tax Ser 1995 B (FSA)	6.00		09/01/19	2,181,520
1,000	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50		10/01/17	1,087,720

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25%		12/15/20	$4,113,615
4,000	Michigan, 525 Redevco Inc COPs (Ambac)	5.50		06/01/27	4,139,920
	Ohio Building Authority,
5,000	1985 Ser C	9.75		10/01/05	5,301,950
5,000	2001 Ser A (FSA)	5.50		10/01/18	5,407,300
29,495					32,024,295
	Recreational Facilities Revenue (2.3%)
	Metropolitan Football Stadium District, Colorado,
4,000	Sales Tax Ser 1999A (MBIA)	0.00		01/01/10	3,244,600
3,650	Sales Tax Ser 1999A (MBIA)	0.00		01/01/11	2,811,924
9,000	Mashantucket Western Pequot Tribe, Connecticut, 1997 Ser B (b)	5.75		09/01/27	9,113,400
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00	###	06/15/22	10,486,000
5,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	5,060,850
41,650					30,716,774
	Resource Recovery Revenue (0.4%)
5,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	5,322,700
	Retirement & Life Care Facilities Revenue (0.5%)
	Riverside County Public Financing Authority, California,
2,000	Air Force Village West Inc COPs	5.75		05/15/19	2,036,740
3,900	Air Force Village West Inc COPs	5.80		05/15/29	3,873,792
5,900					5,910,532
	Tax Allocation Revenue (0.4%)
5,000	Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A	5.60		10/01/33	5,004,850
	Transportation Facilities Revenue (19.1%)
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00		07/01/36	4,933,150
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75		07/01/23	4,904,900
	E-470 Public Highway Authority, Colorado,
15,000	Ser 1997 B (MBIA)	0.00		09/01/14	9,436,200
5,000	Ser 1997 B (MBIA)	0.00		09/01/16	2,767,500
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA)††	5.50		10/01/27	10,168,200

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00%	10/01/26	$8,482,320
8,355	Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85	10/01/13	9,109,373
	Atlanta, Georgia,
5,000	Airport Ser 2000 (FGIC)	5.875	01/01/17	5,565,950
5,000	Airport Ser C 2004 (FSA)	5.00	01/01/33	4,914,200
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625	07/01/17	3,916,270
8,000	Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2003 B-2 (AMT) (FSA)	5.75	01/01/24	8,464,960
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75	06/01/21	6,770,760
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50	07/01/08	10,185,210
3,500	Resource Recovery Road 1987 Ser A BIGS	8.50	07/01/06	3,924,200
30,000	Resource Recovery Road 1987 Ser A	5.00	07/01/08	30,103,200
8,295	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)	5.55	01/01/17	8,347,259
4,140	Missouri Highways & Transportation Commission, Ser A 2001	5.125	02/01/19	4,312,141
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,080,800
	New Jersey Turnpike Authority,
10,000	Ser 2003 A (FGIC)	5.00	01/01/27	10,017,900
5,000	Ser 2003 A (Ambac)	5.00	01/01/30	5,001,800
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	7,298,818
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,562,974
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,293,300
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	10,843,300
20,970	Port Authority of New York & New Jersey, Cons 135th Ser (XLCA) ††	5.00	09/15/28	20,793,852
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50	07/01/15	10,946,700
10,000	South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)	5.50	10/01/16	10,880,600
9,090	Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)	6.125	11/15/25	9,686,849
	Dallas Fort Worth International Airport, Texas,
4,000	Refg Ser 1995 (FGIC)	5.625	11/01/15	4,157,800
10,000	Ser A (AMT) (FSA)	5.25	11/01/24	10,069,000
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,418,250
251,365				253,357,736

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Water & Sewer Revenue (12.1%)
$2,000	San Francisco Public Utilities Commission, California, Water 1996 Ser A	5.00%	11/01/21	$2,011,860
5,000	Augusta, Georgia, Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,088,550
10,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	9,556,800
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,581,760
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/27	8,033,360
2,700	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.75	04/01/17	2,983,284
10,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	9,530,000
6,000	Boston Water & Sewer Commission, Massachusetts 1998 Ser D (FGIC)	4.75	11/01/22	5,938,080
4,925	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25	07/01/33	4,977,845
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00	12/01/19	9,345,600
5,000	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	5,043,050
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25	06/01/28	5,095,450
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50	01/01/16	2,005,100
5,000	Refg Ser 1998 A (FGIC)	4.75	01/01/22	4,938,550
7,100	Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)	5.75	05/15/17	7,808,722
25,000	Houston, Texas Combined Utility, First Lien Refg Ser 2004 A (FSA)	5.25	05/15/22	26,004,750
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50	05/15/19	1,071,800
5,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	4,916,200
5,000	Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)	5.375	03/01/16	5,390,900
1,300	Wichita Falls, Texas, Water & Sewer 2001 (Ambac)	5.375	08/01/24	1,340,846
10,000	Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)	5.00	01/15/33	9,932,100
	Seattle, Washington,
10,000	Water System Refg 2003 (MBIA)	5.00	09/01/20	10,262,000
10,000	Water System Refg 2003 (MBIA)	5.00	09/01/23	10,090,900
157,025				159,947,507

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Other Revenue (2.8%)
$15,000	California, Economic Recovery Ser 2004 A	5.00%	07/01/16		$15,624,450
	New York City Transitional Finance Authority, New York,
7,000	Refg 2003 Ser D (MBIA)	5.25	02/01/21		7,337,190
8,000	Refg 2003 Ser A	5.50	11/01/26		8,803,920
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50	04/01/17		5,503,800
35,000					37,269,360
	Refunded (9.2%)
9,000	Los Angeles Convention & Exhibition Center Authority, California, Ser 1985 COPs	9.00	12/01/05	†	9,898,290
5,000	Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)	5.50	12/01/10	†	5,629,400
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875	10/01/22		3,145,900
1,200	Northern Palm Beach County Improvement District, Florida, Water Control & Impr #9A Ser 1996 A (ETM)	6.80	08/01/06		1,263,648
8,000	Hawaii, 1999 Ser CT (FSA)	5.875	09/01/09	†	9,071,840
5,000	Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A	6.00	07/01/06	†	5,456,150
	Massachusetts,
10,000	2000 Ser C (original maturity 10/01/14)	5.75	10/01/10	†	11,190,600
10,000	2000 Ser C (original maturity 10/01/19)	5.75	10/01/10	†	11,190,600
2,500	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00	08/01/10	†	2,650,825
	New Jersey Highway Authority,
7,000	Senior Parkway 1999 Ser	5.625	01/01/10	†	7,873,180
10,000	Senior Parkway 2001 Ser (FGIC)	5.25	01/01/12	†	10,997,100
	New York State Dormitory Authority,
7,800	State University Ser 2000 B	5.375	05/15/10	†	8,711,352
12,175	Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16		14,736,620
	Charlotte, North Carolina,
4,000	Water & Sewer Ser 2000 (original maturity 06/01/19)	5.75	06/01/10	†	4,540,880
4,000	Water & Sewer Ser 2000 (original maturity 06/01/20)	5.75	06/01/10	†	4,540,880
5,000	Water & Sewer Ser 2000	5.25	06/01/10	†	5,542,950
500	Delaware City School District, Ohio, Constr & Impr (FGIC)	5.75	12/01/05	†	532,260
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15		5,313,050
108,675					122,285,525
1,226,694	Total Tax-Exempt Municipal Bonds (Cost $1,172,487,367)				1,240,983,856

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (3.9%)
$10,000	California Department of Water Resources, Power Supply Ser B Subser B-1 (Demand 07/01/04)	1.08*	%	05/01/22	$10,000,000
3,800	Los Angeles Department of Water & Power, California, Power System 2001 Ser B Subser B-6 (Demand 07/01/04)	1.08	*	07/01/34	3,800,000
18,350	Connecticut Health & Educational Facilities Authority, Yale University Ser V-2 (Demand 07/01/04)	1.10	*	07/01/36	18,350,000
6,500	Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 2000 (FSA) (Demand 07/01/04)	1.08	*	07/01/30	6,500,000
6,595	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 B (Demand 07/01/04)	1.08	*	03/01/30	6,595,000
1,320	Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (Ambac) (Redeemed 07/13/04)	6.60		07/01/14	1,348,868
5,200	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 1 Subser 10 (Demand 07/01/04)	1.08	*	11/01/22	5,200,000
51,765	Total Short-Term Tax-Exempt Municipal Obligations (Cost $51,765,000)				51,793,868
$1,278,459	Total Investments (Cost $1,224,252,367)(c)			97.6%	1,292,777,724
	Other Assets in Excess of Liabilities			2.4	32,148,534
	Net Assets			100.0%	$1,324,926,258

AMT	Alternative Minimum Tax.
BIGS	Bond Income Growth Securities.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
RITES	Residual Interest Tax-Exempt Securities.
†	Prerefunded to call date shown.
††	Joint exemption in locations shown.
‡	Current coupon rate for inverse floating rate municipal obligations. Rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $57,091,790 which represents 4.3% of net assets.
#	Currently a zero coupon security; will convert to 5.38% on January 1, 2011.
# #	Currently a 6.50% coupon security; will convert to 8.00% on January 1, 2009.
# # #	Currently a zero coupon security; will convert to 5.65% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
(a)	Issuer in default; non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $76,404,807 and the aggregate gross unrealized depreciation is $7,879,450, resulting in net unrealized appreciation of $68,525,357.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – A wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $1,224,252,367)	$1,292,777,724
Cash	19,079
Receivable for:
Interest	20,477,757
Investments sold	13,292,272
Shares of beneficial interest sold	637,569
Prepaid expenses and other assets	102,619
Total Assets	1,327,307,020
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,157,867
Investment management fee	507,448
Dividends to shareholders	325,158
Distribution fee	159,705
Accrued expenses and other payables	230,584
Total Liabilities	2,380,762
Net Assets	$1,324,926,258
Composition of Net Assets:
Paid-in-capital	$1,247,857,989
Net unrealized appreciation	68,525,357
Accumulated undistributed net investment income	295,858
Accumulated undistributed net realized gain	8,247,054
Net Assets	$1,324,926,258
Class A Shares:
Net Assets	$117,364,657
Shares Outstanding (unlimited authorized, $.01 par value)	10,134,641
Net Asset Value Per Share	$11.58
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$12.09
Class B Shares:
Net Assets	$204,053,443
Shares Outstanding (unlimited authorized, $.01 par value)	17,545,786
Net Asset Value Per Share	$11.63
Class C Shares:
Net Assets	$35,020,681
Shares Outstanding (unlimited authorized, $.01 par value)	3,019,316
Net Asset Value Per Share	$11.60
Class D Shares:
Net Assets	$968,487,477
Shares Outstanding (unlimited authorized, $.01 par value)	83,667,313
Net Asset Value Per Share	$11.58

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$36,544,769
Expenses
Investment management fee	2,922,845
Distribution fee (Class A shares)	9,216
Distribution fee (Class B shares)	657,865
Distribution fee (Class C shares)	133,175
Transfer agent fees and expenses	391,115
Professional fees	46,106
Shareholder reports and notices	45,337
Registration fees	39,196
Custodian fees	29,446
Trustees' fees and expenses	18,206
Other	42,949
Total Expenses	4,335,456
Less: expense offset	(28,530)
Net Expenses	4,306,926
Net Investment Income	32,237,843
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	9,408,234
Futures contracts	(369,520)
Net Realized Gain	9,038,714
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(54,597,409)
Futures contracts	59,869
Net Depreciation	(54,537,540)
Net Loss	(45,498,826)
Net Decrease	$(13,260,983)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$32,237,843	$69,825,830
Net realized gain	9,038,714	154,875
Net change in unrealized depreciation	(54,537,540)	10,666,085
Net Increase (Decrease)	(13,260,983)	80,646,790
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(2,741,061)	(5,540,847)
Class B shares	(4,538,122)	(9,743,115)
Class C shares	(767,133)	(1,491,039)
Class D shares	(24,260,454)	(52,242,854)
Net realized gain
Class A shares	(4,888)	(140,274)
Class B shares	(8,450)	(265,399)
Class C shares	(1,462)	(45,679)
Class D shares	(40,311)	(1,228,841)
Total Dividends and Distributions	(32,361,881)	(70,698,048)
Net decrease from transactions in shares of beneficial interest	(89,261,481)	(88,585,763)
Net Decrease	(134,884,345)	(78,637,021)
Net Assets:
Beginning of period	1,459,810,603	1,538,447,624
End of Period (Including accumulated undistributed net investment income of $295,858 and $364,785, respectively)	$1,324,926,258	$1,459,810,603

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended the ("Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.325% to the portion of daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.30% to the portion of daily net assets exceeding $2.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,151,112 at June 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.02% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $720, $243,026 and $6,303, respectively and received $128,271 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004, aggregated $97,302,400 and $242,342,573, respectively. Included in the aforementioned transactions are purchases of $2,092,280 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $16,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

pension costs for the six months ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $8,046. At June 30, 2004, the Fund had an accrued pension liability of $118,900 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts.

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,272,311	$14,891,210	14,862,986	$176,951,492
Reinvestment of dividends and distributions	175,404	2,068,525	363,677	4,316,619
Redeemed	(1,272,907)	(15,056,837)	(15,421,715)	(183,534,432)
Net increase (decrease) – Class A	174,808	1,902,898	(195,052)	(2,266,321)
CLASS B SHARES
Sold	716,945	8,593,814	3,526,482	42,027,370
Reinvestment of dividends and distributions	183,989	2,180,808	402,699	4,801,131
Redeemed	(2,587,907)	(30,647,622)	(4,419,289)	(52,506,680)
Net decrease – Class B	(1,686,973)	(19,873,000)	(490,108)	(5,678,179)
CLASS C SHARES
Sold	352,500	4,207,516	2,336,446	27,820,281
Reinvestment of dividends and distributions	38,944	460,329	80,533	957,683
Redeemed	(847,643)	(10,073,725)	(1,432,682)	(17,004,757)
Net increase (decrease) – Class C	(456,199)	(5,405,880)	984,297	11,773,207
CLASS D SHARES
Sold	761,823	9,054,643	3,735,691	44,187,423
Reinvestment of dividends and distributions	1,014,861	11,969,228	2,218,901	26,329,042
Redeemed	(7,373,101)	(86,909,370)	(13,750,120)	(162,930,935)
Net decrease – Class D	(5,596,417)	(65,885,499)	(7,795,528)	(92,414,470)
Net decrease in Fund	(7,564,781)	$(89,261,481)	(7,496,391)	$(88,585,763)

8.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001		2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.97		$11.88	$11.50	$11.71		$11.08	$12.02
Income (loss) from investment operations:
Net investment income	0.28		0.54	0.56	0.59		0.58	0.58
Net realized and unrealized gain (loss)	(0.39)		0.10	0.46	(0.12)		0.63	(0.91)
Total income (loss) from investment operations	(0.11)		0.64	1.02	0.47		1.21	(0.33)
Less dividends and distributions from:
Net investment income	(0.28)		(0.54)	(0.56)	(0.58)		(0.58)	(0.58)
Net realized gain	(0.00)	*	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.28)		(0.55)	(0.64)	(0.68)		(0.58)	(0.61)
Net asset value, end of period	$11.58		$11.97	$11.88	$11.50		$11.71	$11.08
Total Return†	(0.97)	% (1)	5.53%	9.03%	4.05%		11.21%	(2.82)%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.52	%(2)	0.70%	0.67%	0.66	% (3)	0.72%	0.64	%(3)
Net investment income	4.71	%(2)	4.58%	4.74%	4.97%		5.14%	4.98%
Supplemental Data:
Net assets, end of period, in thousands	$117,365		$119,199	$120,659	$26,984		$21,685	$17,198
Portfolio turnover rate	7	%(1)	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Capital gain distribution of less than $0.001.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001		2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.02		$11.93	$11.56	$11.76		$11.13	$12.07
Income (loss) from investment operations:
Net investment income	0.24		0.50	0.51	0.54		0.54	0.53
Net realized and unrealized gain (loss)	(0.38)		0.09	0.45	(0.11)		0.63	(0.91)
Total income (loss) from investment operations	(0.14)		0.59	0.96	0.43		1.17	(0.38)
Less dividends and distributions from:
Net investment income	(0.25)		(0.49)	(0.51)	(0.53)		(0.54)	(0.53)
Net realized gain	(0.00)	*	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.25)		(0.50)	(0.59)	(0.63)		(0.54)	(0.56)
Net asset value, end of period	$11.63		$12.02	$11.93	$11.56		$11.76	$11.13
Total Return†	(1.24)	% (1)	5.12%	8.44%	3.68%		10.75%	(3.25)%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.10	%(2)	1.09%	1.09%	1.09	% (3)	1.11%	1.11	%(3)
Net investment income	4.13	%(2)	4.19%	4.32%	4.54%		4.75%	4.51%
Supplemental Data:
Net assets, end of period, in thousands	$204,053		$231,146	$235,358	$200,293		$156,972	$139,786
Portfolio turnover rate	7	%(1)	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Capital gain distribution of less than $0.001.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001		2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.99		$11.90	$11.53	$11.73		$11.10	$12.04
Income (loss) from investment operations:
Net investment income	0.24		0.49	0.50	0.52		0.52	0.51
Net realized and unrealized gain (loss)	(0.39)		0.09	0.44	(0.10)		0.63	(0.91)
Total income (loss) from investment operations	(0.15)		0.58	0.94	0.42		1.15	(0.40)
Less dividends and distributions from:
Net investment income	(0.24)		(0.48)	(0.49)	(0.52)		(0.52)	(0.51)
Net realized gain	(0.00)	*	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.24)		(0.49)	(0.57)	(0.62)		(0.52)	(0.54)
Net asset value, end of period	$11.60		$11.99	$11.90	$11.53		$11.73	$11.10
Total Return†	(1.30)	% (1)	5.02%	8.34%	3.58%		10.66%	(3.37)%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.20	%(2)	1.19%	1.19%	1.19	% (3)	1.21%	1.21	%(3)
Net investment income	4.03	%(2)	4.09%	4.22%	4.44%		4.65%	4.41%
Supplemental Data:
Net assets, end of period, in thousands	$35,021		$41,661	$29,648	$16,270		$11,578	$10,025
Portfolio turnover rate	7	%(1)	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Capital gain distribution of less than $0.001.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001		2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.96		$11.88	$11.50	$11.70		$11.07	$12.01
Income (loss) from investment operations:
Net investment income	0.28		0.57	0.58	0.61		0.60	0.59
Net realized and unrealized gain (loss)	(0.38)		0.08	0.46	(0.11)		0.63	(0.91)
Total income (loss) from investment operations	(0.10)		0.65	1.04	0.50		1.23	(0.32)
Less dividends and distributions from:
Net investment income	(0.28)		(0.56)	(0.58)	(0.60)		(0.60)	(0.59)
Net realized gain	(0.00)	*	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.28)		(0.57)	(0.66)	(0.70)		(0.60)	(0.62)
Net asset value, end of period	$11.58		$11.96	$11.88	$11.50		$11.70	$11.07
Total Return†	(0.88)	% (1)	5.67%	9.21%	4.31%		11.44%	(2.71)%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.50	%(2)	0.49%	0.49%	0.49	% (3)	0.51%	0.51	%(3)
Net investment income	4.73	%(2)	4.79%	4.92%	5.14%		5.35%	5.11%
Supplemental Data:
Net assets, end of period, in thousands	$968,487		$1,067,805	$1,152,783	$1,189,492		$852,950	$853,216
Portfolio turnover rate	7	%(1)	15%	13%	17%		17%	13%

†	Calculated based on the net asset value as of the last business day of the period.
*	Capital gain distribution of less than $0.001.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37950RPT-RA04-00484P-Y06/04	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Semiannual Report June 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                           /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                             /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9